Securitization Transactions (Tables)	9 Months Ended
Dec. 31, 2011
Schedule of Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2011 and December 31, 2011, and quantitative information about net credit loss for the nine months ended December 31, 2011 and for the three months ended December 31, 2011 are as follows:

	Millions of yen
	Total principal amount of receivables		Principal amount of receivables more than 90 days past-due and impaired loans
	March 31, 2011	December 31, 2011	March 31, 2011	December 31, 2011
Direct financing lease	830,853	839,630	22,787	20,120
Installment loans	2,983,164	2,741,097	322,068	290,727
Assets recorded on the balance sheet	3,814,017	3,580,727	344,855	310,847
Direct financing lease sold on securitization	12,651	5,779	—	—
Total assets managed together or sold on securitization	¥3,826,668	¥3,586,506	¥344,855	¥310,847

	Millions of yen
	Credit loss
	Nine months ended December 31, 2010	Nine months ended December 31, 2011	Three months ended December 31, 2010	Three months ended December 31, 2011
Direct financing lease	5,676	5,225	1,709	2,245
Installment loans	31,259	23,238	11,447	5,320
Assets recorded on the balance sheet	36,935	28,463	13,156	7,565
Direct financing lease sold on securitization	—	—	—	—
Total assets managed together or sold on securitization	¥36,935	¥28,463	¥13,156	¥7,565